Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Current Assets
Cash	$ 476,587	$ 290,743	$ 134,447
Marketable securities	0	0	5,775
Amounts receivable	1,727	1,940	1,801
Prepaid expenses and other assets	14,358	13,770	2,165
Lease receivable (Note 10(a))	512	512	0
Total Current Assets	493,184	306,965	144,188
Non-Current Assets
Exploration and evaluation assets (Note 5)	584,889	451,356	405,248
Property and equipment (Note 6)	5,354	5,404	5,048
Investment in associate (Note 7)	229,594	240,116	0
Deposits	82	82	76
Strategic inventory (Note 8)	341,150	0	0
Lease receivable (Note 10(a))	2,990	3,502	0
Total assets	1,657,243	1,007,425	554,560
Current Liabilities
Accounts payable and accrued liabilities	21,402	26,986	13,723
Lease liabilities (Note 10(c))	926	926	775
Flow-through share premium liability	0	0	2,069
Convertible debentures (Note 9)	455,783	158,478	80,021
Total Current Liabilities	478,111	186,390	96,588
Non-current Liabilities
Long-term lease liabilities (Note 10(c))	91	1,016	1,688
Deferred income tax liabilities (Note 18)	0	0	867
Total liabilities	478,202	187,406	99,143
Equity
Share capital (Note 11)	1,405,968	1,009,130	712,603
Reserves (Note 11)	142,619	116,934	94,680
Accumulated other comprehensive income(loss)	12,017	(2,041)	460
Accumulated deficit	(381,563)	(304,004)	(389,867)
Equity attributable to NexGen Energy Ltd. Shareholders	1,179,041	820,019	417,876
Non-controlling interests (Note 16)	0	0	37,541
Total equity	1,179,041	820,019	455,417
Total liabilities and equity	$ 1,657,243	$ 1,007,425	$ 554,560